Other Payables (Tables)	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Schedule of Other Payables

	March 31, 2016	December 31, 2015
	(Unaudited)
Accrued charges to third parties service providers	$46,379	$16,346
Payables to suppliers of property and equipment	47,241	47,241
Salaries and wages accrued to employees	11,750	5,879
	$105,370	$69,466